Litigation, Other Commitments and Contingencies, and Disclosures about Guarantees - Litigation (Q1) (Details)								1 Months Ended							12 Months Ended	24 Months Ended	30 Months Ended
	Mar. 11, 2020 USD ($)	Jan. 01, 2020	Nov. 07, 2019 USD ($)	Mar. 07, 2018 Plaintiff	Sep. 30, 2016	Jun. 30, 2016 petition	Apr. 13, 2016 Claim	Mar. 31, 2018 Plaintiff	Sep. 30, 2016	Jun. 30, 2016 petition	Sep. 30, 2015 USD ($)	Dec. 31, 2014 Claim	Nov. 30, 2014	Nov. 30, 2013	Dec. 31, 2016 Claim	Dec. 31, 2019 USD ($) generation	May 31, 2016	Mar. 31, 2020 USD ($)	Sep. 27, 2019 finding recommendation	Feb. 04, 2019 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2017 generation_unit
Loss Contingencies [Line Items]
Loss contingency, estimate of possible loss																$ 5,000,000		$ 5,100,000
South Central Generating
Loss Contingencies [Line Items]
Indemnification assets																				$ 10,000,000
Contingent liability																				$ 10,000,000	$ 10,000,000
FERC | MISO Transmission Rates
Loss Contingencies [Line Items]
Public utilities, requested rate increase (decrease), percentage (in hundredths)													0.50%
Gulf Coast Spinning start up costs
Loss Contingencies [Line Items]
Allegations by plaintiff, failure to perform											$ 6,500,000
Gulf Coast Spinning construction of cotton spinning facility
Loss Contingencies [Line Items]
Allegations by plaintiff, failure to perform											$ 60,000,000
Actions filed in the 9th Judicial District Court | Alleged Breach of Fiduciary Duties
Loss Contingencies [Line Items]
Number of actions filed | Claim							4								4
Actions filed in the Civil District Court | Alleged Breach of Fiduciary Duties
Loss Contingencies [Line Items]
Number of actions filed | Claim							3					3			3
Perry Bonin, Ace Chandler, and Michael Manuel, et al v. Sabine River Authority of Texas and Sabine River Authority of Louisiana, No. B-160173-C | Pending Litigation
Loss Contingencies [Line Items]
Number of generation units failed to repair | generation_unit																						1
Number of generation units owned | generation_unit																						2
Larry Addison, Et Al. V. Sabine River Authority Of Texas, Et Al | Pending Litigation
Loss Contingencies [Line Items]
Number of plaintiffs | Plaintiff				26				26
Cleco Power
Loss Contingencies [Line Items]
Number of generation units owned | generation																10
Cleco Power | LPSC 2018-2019 Fuel Audit
Loss Contingencies [Line Items]
Fuel expense																$ 565,800,000
Cleco Power | LPSC Nov 2010-Dec 2015 EAC Audit
Loss Contingencies [Line Items]
Number of petitions filed with the U.S. Court of Appeals | petition						6				6
Cleco Power | MISO Transmission Rates
Loss Contingencies [Line Items]
Public utilities, proposed return on equity, percentage (in hundredths)		10.38%			10.32%	9.70%			10.32%	9.70%
Cleco Power | LPSC
Loss Contingencies [Line Items]
Environmental expense	$ 26,200,000
Cleco Power | FERC
Loss Contingencies [Line Items]
Number of findings | finding																			12
Number of recommendations | recommendation																			59
Estimated refund interest amount			$ 3,500,000
Loss contingency, estimate of possible loss																$ 1,000,000		$ 1,000,000
Cleco Power | FERC | MISO Transmission Rates
Loss Contingencies [Line Items]
Public utilities, approved return on equity, percentage (In hundredths)														12.38%			12.38%
Public utilities, proposed return on equity, percentage (in hundredths)						9.88%			9.88%					6.68%			6.68%
Public utilities, requested rate increase (decrease), percentage (in hundredths)													0.50%